10. LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Income (Loss) attributable to common shareholders	$ 46,630	$ 56,781	$ 329,789
Income (Loss) attributable to common shareholders	57,871,475	54,674,754	51,116,744
Share Purchase Optioins not included in dilution	1,575,000	1,620,750	2,080,750
Warrants outstanding not included in dilution	26,666,667	16,666,667	20,886,308
Finder's Options not included in dilution			412,500